Post-employee benefit plans - Funded Status of Post-Employment Benefit Plans Cost (Details) - Plan surplus (deficit) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Present value of post- employment benefit obligations	$ (25,955)	$ (28,749)
Fair value of plan assets	27,471	28,129
Plan surplus (deficit)	1,516	(620)
FUNDED
Disclosure of defined benefit plans [line items]
Present value of post- employment benefit obligations	(23,838)	(26,421)
Fair value of plan assets	27,071	27,727
Plan surplus (deficit)	3,233	1,306
PARTIALLY FUNDED
Disclosure of defined benefit plans [line items]
Present value of post- employment benefit obligations	(1,828)	(2,011)
Fair value of plan assets	400	402
Plan surplus (deficit)	(1,428)	(1,609)
UNFUNDED
Disclosure of defined benefit plans [line items]
Present value of post- employment benefit obligations	(289)	(317)
Fair value of plan assets	0	0
Plan surplus (deficit)	$ (289)	$ (317)